NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
NET INCOME PER SHARE
NET INCOME PER SHARE

18.          NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	2,501,595	3,496,606	5,781,725
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income per ordinary share	288,827,604	298,222,207	307,265,600
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	12,110,866	8,442,892	14,132,153
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income per ordinary share	300,938,470	306,665,099	321,397,753
Basic net income per share	8.66	11.72	18.82
Diluted net income per share	8.31	11.40	17.99

For the years ended December 31, 2019, 2020 and 2021, no options or RSUs were excluded from the calculation of diluted EPS due to the anti-dilutive effect.